Summary of Significant Accounting Policies - Estimated Useful Lives of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2019
Others [member]
Disclosure of initial application of standards or interpretations [line items]
Estimated useful life of intangible assets	the shorter of the contract term or estimated useful life (3 years)